Net Income (Loss) per Common Share	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share
Note 8 – Net Income (Loss) per Common Share

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the number of weighted average common shares issued and outstanding. Diluted earnings (loss) per common share is calculated by dividing net income (loss) available to common shareholders, adjusted for the change in the fair value of the warrant liability by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

	For the three months
	March 31,	March 31,
	2015	2014

Loss per share – Basic:
Numerator for basic income (loss) per share	$243,000	$(3,511,000)
Denominator for basic income (loss) per share	30,259,823	18,816,746
Basic income (loss) per common share	$0.01	$(0.19)

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$243,000	$(3,511,000)
Adjust: Change in fair value of dilutive warrants outstanding	(1,009,000)	2,751,000
Numerator for diluted income (loss) per share	$(766,000)	$(760,000)

Denominator for basic income (loss) per share	30,259,823	18,816,746
Plus: Incremental shares underlying warrants outstanding	6,822,676	-
Denominator for diluted income (loss) per share	37,082,499	18,816,746
Diluted income (loss) per common share	$(0.02)	$(0.19)

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	March 31,
	2015	2014
Shares underlying warrants outstanding	5,009,848	16,820,281
Shares underlying options outstanding	2,094,562	2,375,748
Unvested restricted stock	132,077	59,199